Related parties (Details) - EUR (€) € in Millions		3 Months Ended	6 Months Ended
	Jan. 02, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.2	€ 0.2
Ordinary shares | Founder Entities
Disclosure of transactions between related parties [line items]
Founder preferred shares annual dividend amount (in shares)	8,705,890
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.6	€ 1.1	€ 1.1